Acquisition of Navios Containers	6 Months Ended
Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisition of Navios Containers

NOTE 3– ACQUISITION OF NAVIOS CONTAINERS

On March 31, 2021, Navios Partners completed the merger contemplated by the Agreement and Plan of Merger (the “Merger Agreement”), dated as of December 31, 2020, by and among Navios Partners, its direct wholly-owned subsidiary NMM Merger Sub LLC (“Merger Sub”), Navios Maritime Containers L.P. (“Navios Containers”) and Navios Maritime Containers GP LLC, Navios Containers’ general partner. Pursuant to the Merger Agreement, Merger Sub merged with and into Navios Containers, with Navios Containers continuing as the surviving partnership. As a result of the merger, Navios Containers became a wholly-owned subsidiary of Navios Partners. Pursuant to the terms of the Merger Agreement, each outstanding common unit of Navios Containers that was held by a unitholder other than Navios Partners, Navios Containers and their respective subsidiaries was converted into the right to receive 0.39 of a common unit of Navios Partners.

Navios Partners accounted for the merger “as a business combination achieved in stages”, which results in the application of the “acquisition method,” as defined under ASC 805, Business Combinations. Navios Partners’ previously held equity interest in Navios Containers was remeasured to its fair value at March 31, 2021, the date the controlling interest was acquired and the resulting gain was recognized in earnings. Under the acquisition method, the fair value of the consideration paid by Navios Partners in connection with the transaction was allocated to Navios Containers’ net assets based on their estimated fair values at the date of the completion of the merger. The purchase price allocation is subject to finalization of Navios Partners valuation of the assets acquired and liabilities assumed. The excess of the fair value of the identifiable net assets acquired of $342,674 over the total purchase price consideration of $298,621, resulted in a bargain purchase gain of $44,053. The transaction resulted in a bargain purchase gain as a result of the share price of Navios Containers trading at a discount to their net asset value (“NAV”).

As of March 31, 2021, Navios Partners previously held interest of 35.7% in Navios Containers was remeasured to a fair value of $106,997, resulting in revaluation gain of $75,387 which along with the equity gain of $5,452 from the operations of Navios Containers upon the closing date aggregate to a gain on acquisition of control in the amount of $80,839 and is presented in, “Equity in net earnings of affiliated companies”, in the accompanying condensed Consolidated Statement of Operations. The acquisition of the remaining non-controlling interest of 64.3% through the issuance of newly issued common units in Navios Partners was recorded at a fair value of $191,624 on the basis of 8,133,452 common units issued at a closing price per common unit of $23.56 as of the closing date of the merger.

Since the completion of the merger on March 31, 2021, beginning from April 1, 2021, the results of operations of Navios Containers are included in Navios Partners’ condensed Consolidated Statements of Operations.

Transaction costs amounted to $188 and have been expensed in the condensed consolidated statement of operations under the caption “General and administrative expenses” in the accompanying condensed Consolidated Statement of Operations.

If the acquisition had been consummated as of January 1, 2020, Navios Partners’ pro-forma revenues and net income for the six months period ended June 30, 2021 would have been $260,725 and $113,795, respectively, and for the six months period ended June 30, 2020 would have been $162,090 and $53,393, respectively. These pro-forma results do not include non-recurring items directly related to the business acquisition as follows: (a) the gain on remeasurement of the previously held interest on Navios Containers and the equity gain from the operations of Navios Containers upon the closing date in the amount of $80,839; and (b) the bargain purchase gain in the amount of $44,053. The unaudited pro forma results are for comparative purposes only and do not purport to be indicative of the results that would have actually been obtained if the acquisition had occurred at the beginning of the period presented. In addition, these results are not intended to be a projection of future results and do not reflect any synergies that might be achieved from the combined operations.

The following table summarizes the consideration exchanged and the fair value of assets acquired and liabilities assumed on March 31, 2021:

Purchase price:
Fair value of previously held interest (35.7%)	$106,997
Equity issuance (8,133,452 Navios Partners units * $23.56)	191,624
Total purchase price	298,621
Fair value of assets and liabilities acquired:
Vessels	770,981
Current assets (including cash of $10,282)	29,033
Unfavourable lease terms	(224,490)
Long term debt assumed (including current portion)	(227,434)
Current liabilities	(5,416)
Fair value of net assets acquired	342,674
Bargain purchase gain	$44,053

The acquired intangible, listed below, as determined at the acquisition date and are amortized under the straight line method over the period indicated below:

	Within One Year	Year Two	Year Three	Year Four	Year Five	Year Six	Total
Time charters with unfavorable lease terms	$126,710	52,501	20,431	12,462	11,445	941	$224,490

Intangible liabilities subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero.

The following is a summary of the acquired identifiable intangible liability:

Amount
Description
Unfavorable lease terms	$(224,490)